Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) classAction	Dec. 31, 2020 GBP (£)
Contingent liabilities, commitments and guarantees [Line Items]
Number of class actions | classAction	2
Reduction in deferred tax asset	£ (786)
Maximum exposure
Contingent liabilities, commitments and guarantees [Line Items]
Irrevocable commitments and guarantees	66,731	£ 73,962
Legal proceedings contingent liability
Contingent liabilities, commitments and guarantees [Line Items]
Increase in current tax liabilities	835
Reduction in deferred tax asset	£ 330